Restricted financial assets (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Restricted Financial Assets [Line Items]
Pledged mortgage loans that could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements	$ 7.2	$ 2.0
Liabilities against Swiss central mortgage institutions and US Federal Home Loan Banks, and for existing covered bond issuances	$ 48.4	$ 15.4